Investments - Finance Receivable Aging Analysis (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Nonaccrual loans	$ 23,233	$ 21,768	$ 9,443
Asset Management
Investments
Nonaccrual loans	0	0	0
Financing receivable, gross	13,586	13,586	13,586
Asset Management | Corporate loans
Investments
Nonaccrual loans	0	0	0
Financing receivable, gross	13,586	13,586	13,586
Asset Management | Loans 30-59 days past due
Investments
Financing receivable, gross	0	0	0
Asset Management | Loans 60-89 days past due
Investments
Financing receivable, gross	0	0	0
Asset Management | Loans 90 days or more past due
Investments
Financing receivable, gross	0	0	0
Asset Management | Current loans
Investments
Financing receivable, gross	13,586	13,586	13,586
Asset Management | Current loans | Corporate loans
Investments
Financing receivable, gross	13,586	13,586	13,586
Insurance Solutions
Investments
Nonaccrual loans	23,233	21,768	9,443
Financing receivable, gross	174,177	171,435	147,515
Insurance Solutions | Corporate loans
Investments
Nonaccrual loans	0	0	0
Financing receivable, gross	17,964	17,820	22,537
Insurance Solutions | Multi-family mortgage loans
Investments
Nonaccrual loans	8,987	10,969	5,445
Financing receivable, gross	98,537	93,186	64,529
Insurance Solutions | Commercial real estate mortgage loans
Investments
Nonaccrual loans	14,246	10,799	3,998
Financing receivable, gross	57,676	60,429	60,449
Insurance Solutions | Loans 30-59 days past due
Investments
Financing receivable, gross	0	0	0
Insurance Solutions | Loans 60-89 days past due
Investments
Financing receivable, gross	0	0	0
Insurance Solutions | Loans 90 days or more past due
Investments
Financing receivable, gross	0	0	0
Insurance Solutions | Current loans
Investments
Financing receivable, gross	150,944	149,667	138,072
Insurance Solutions | Current loans | Corporate loans
Investments
Financing receivable, gross	17,964	17,820	22,537
Insurance Solutions | Current loans | Multi-family mortgage loans
Investments
Financing receivable, gross	89,550	82,217	59,084
Insurance Solutions | Current loans | Commercial real estate mortgage loans
Investments
Financing receivable, gross	$ 43,430	$ 49,630	$ 56,451